CONSOLIDATED STATEMENT OF STOCKHOLDERS DEFICIT - USD ($)	Common Stock	Allocation Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Dec. 31, 2014	77,887,500
Beginning Balance, Amount at Dec. 31, 2014	$ 7	$ 1,000	$ 14,999	$ (204,720)	$ (188,714)
Net loss				(211,323)	(211,323)
Ending Balance, Shares at Dec. 31, 2015	77,887,500
Ending Balance, Amount at Dec. 31, 2015	$ 7	1,000	14,999	(416,043)	(400,037)
Net loss				(269,844)	(269,844)
Ending Balance, Shares at Dec. 31, 2016	77,887,500
Ending Balance, Amount at Dec. 31, 2016	$ 7	$ 1,000	$ 14,999	$ (685,887)	(669,881)
Net loss					(1,080,859)
Ending Balance, Amount at Sep. 30, 2017					$ (1,202,485)